Income taxes (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

	06/30/2024	12/31/2023
Tax loss	1,086,797	1,209,968
Negative tax basis of social contribution	416,088	457,030

Assets - temporary differences
Provision for judicial liabilities	331,519	324,158
Operating provisions and other losses	1,129,889	1,214,807
Exchange rate variations	5,233,284	2,384,153
Derivatives losses (“MtM”)	628,221
Amortization of fair value adjustments arising from business combinations	633,847	654,358
Unrealized profit on inventories	453,809	151,578
Leases	491,931	356,110
	10,405,385	6,752,162

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,445,770	1,301,654
Property, plant and equipment - deemed cost	1,103,321	1,137,483
Depreciation for tax-incentive reason (1)	766,530	799,857
Capitalized loan costs	920,058	640,063
Fair value of biological assets	1,153,340	1,115,432
Deferred taxes, net of fair value adjustments	356,612	370,947
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	148,130	150,691
Derivatives gains (“MtM”)		678,090
Provision of deferred taxes on results of subsidiaries abroad	81,381
Other temporary differences	24,438	24,109
	5,999,580	6,218,326

Non-current assets	4,418,401	545,213
Non-current liabilities	12,596	11,377
(1)Tax depreciation is taken as a benefit only in the income tax calculation bases.

Summary of Tax Credit Carryforwards

	06/30/2024	12/31/2023
Tax loss carried forward	4,347,188	4,839,872
Negative tax basis of social contribution carried forward	4,623,200	5,078,111

Disclosure of deferred taxes [text block]

	06/30/2024	12/31/2023
Opening balance	533,836	3,985,297
Tax loss	(123,171)	2,872
Negative tax basis of social contribution	(40,942)	11,780
Provision for judicial liabilities	7,361	55,562
Operating provisions and other losses	(84,918)	215,779
Exchange rate variation	2,849,131	(1,913,350)
Derivative (gains) losses (“MtM”)	1,306,311	(668,926)
Amortization of fair value adjustments arising from business combinations	(6,176)	2,219
Unrealized profit on inventories	302,231	(211,474)
Leases	135,821	(8,728)
Goodwill - tax benefit on unamortized goodwill	(144,116)	(278,551)
Property, plant and equipment - deemed cost	34,162	79,866
Depreciation accelerated for tax-incentive reason	33,327	70,140
Capitalized loan costs	(279,995)	(429,229)
Fair value of biological assets	(37,908)	(412,158)
Deferred taxes on the results of subsidiaries abroad	(81,381)
Credits on exclusion of ICMS from the PIS/COFINS tax base	2,561	43,430
Other temporary differences	(329)	(10,693)
Closing balance	4,405,805	533,836

Disclosure of Reconciliation of Effects of Income Tax and Social Contribution on Profit or Loss

	06/30/2024	06/30/2023
Net income (loss) before taxes	(6,947,851)	14,380,751
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	2,362,269	(4,889,455)

Tax effect on permanent differences
Taxation (difference) on profit of associates in Brazil and abroad (1)	1,017,293	815,768
Equity method	(1,195)	143
Thin capitalization (2)		(27,114)
Credit related to Reintegra Program	4,807	3,694
Director bonuses	(9,347)	(3,481)
Tax incentives	26,912	41,769
Donations/Fines – Other	1,626	(1,659)
	3,402,366	(4,060,335)
Income tax
Current	(370,788)	(193,265)
Deferred	2,852,815	(2,830,430)
	2,482,027	(3,023,695)
Social Contribution
Current	(99,416)	(17,738)
Deferred	1,019,755	(1,018,902)
	920,339	(1,036,640)
Income and social contribution benefits (expenses) on the period	3,402,366	(4,060,335)

Effective rate of income and social contribution tax expenses	48.97%	28.23%
(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.
(2)The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity, and when certain limits and requirements are met. On June 30, 2024, all limits and requirements were met, and on June 30, 2023, the Company did not meet all of the limits and requirements, and therefore the expense is not deductible for the period.

Disclosure of Tax Incentives

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Eunápolis (BA)	Veracel	2025
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2025